SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of fair value of marketable securities
	Fair Value	Fair Value Hierarchy
Marketable securities, December 31, 2012	$30,000	Level 1
Marketable securities, December 31, 2011	$18,000	Level 1